Fair Value of Financial Instruments and Risk Management (Summary of Changes in Fair Value of Balance Sheet Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Balance Sheet Hedges - Fair Value	$ (5)	$ 1
Balance Sheet Position - Remeasurement	9	3
Net	$ 4	$ 4